ACQUISITIONS	6 Months Ended
Jun. 30, 2014
ACQUISITIONS
ACQUISITIONS

14.   ACQUISITIONS

  Osisko Mining Corporation

  On June 16, 2014, Agnico Eagle and Yamana Gold Inc. ("Yamana") completed the joint acquisition of 100.0% of the issued and outstanding common shares of Osisko Mining Corporation ("Osisko") by way of their previously announced court-approved plan of arrangement ("the Arrangement").

  Under the Arrangement, Agnico Eagle and Yamana each own 50.0% of Osisko and jointly operate the Canadian Malartic mine in Quebec through the newly formed Canadian Malartic General Partnership. Agnico Eagle and Yamana will also jointly explore the Kirkland Lake assets, the Hammond Reef project and the Pandora and Wood-Pandora properties.

  Each outstanding common share of Osisko was exchanged under the Arrangement for: (i) C$2.09 in cash (Agnico Eagle's 50.0% share was C$1.045); (ii) 0.07264 of an Agnico Eagle common share; (iii) 0.26471 of a Yamana common share; and (iv) 0.1 of one common share of Osisko Gold Royalties Ltd., a newly formed company that has commenced trading on the Toronto Stock Exchange.

  Pursuant to the Arrangement, the following assets of Osisko were transferred to Osisko Gold Royalties Ltd.: (i) a 5.0% net smelter royalty on the Canadian Malartic mine; (ii) C$157.0 million in cash; (iii) a 2.0% net smelter royalty on the Kirkland Lake assets, the Hammond Reef project, and certain other properties; (iv) all assets and liabilities of Osisko in its Guerrero camp; and (v) certain other investments and assets.

  Agnico Eagle has accounted for its joint acquisition of Osisko as an equity method investment. Direct transaction costs totaling $16.7 million were included in the cost of the equity investment in Osisko.

  Agnico Eagle's share of Osisko's June 16, 2014 purchase price was comprised of the following:

Cash paid for acquisition	$462,728
Agnico Eagle common shares issued for acquisition	1,135,071
Fair value of derivative financial instruments(i)	29,166

Total Agnico Eagle purchase price	$1,626,965

  Note:

  (i)
  Represents 871,680 Agnico Eagle common shares held in depositary relating to convertible debentures acquired from Osisko.

  A fair value approach was applied by management in developing preliminary estimates of the fair value of identifiable assets and liabilities contributed to the newly formed Osisko joint venture. Preliminary estimates of fair value represent all information available as of the acquisition date. However, estimates of fair value may be adjusted during the measurement period as new information about the facts and circumstances that existed as of the acquisition date is obtained.

  The following table sets out summarized financial information relating to Agnico Eagle's equity method investment for June 16, 2014 through June 30, 2014 based on management's preliminary estimates of fair value:

Current assets	$153,370
Non-current assets	$1,939,249
Current liabilities	$69,243
Non-current liabilities	$398,736
Revenues from mining operations	$21,885
Operating margin(i)	$2,886
Net loss	$(2,325)

  Note:

  (i)
  Operating margin is calculated as revenues from mining operations less production costs.

  Urastar Gold Corporation

  On May 16, 2013, the Company completed the acquisition of all of the issued and outstanding common shares of Urastar Gold Corporation ("Urastar") pursuant to a court-approved plan of arrangement under the Business Corporations Act (British Columbia) for cash consideration of $10.1 million. The Urastar acquisition was accounted for as a business combination and goodwill of $9.8 million was recognized on the Company's consolidated balance sheets.

  The transaction costs associated with the acquisition totaling $0.7 million were expensed through the general and administrative line item of the consolidated statements of income (loss) and comprehensive income (loss) during the year ended December 31, 2013.

  The following table sets out the allocation of the purchase price to assets acquired and liabilities assumed, based on management's estimates of fair value:

Total purchase price:
Cash paid for acquisition	$10,127
Fair value of assets acquired and liabilities assumed:
Mining properties	$1,994
Goodwill	9,802
Cash and cash equivalents	76
Trade receivables	731
Other current assets	12
Plant and equipment	2
Accounts payable and accrued liabilities	(791)
Other liabilities	(1,573)
Deferred tax liability	(126)

Net assets acquired	$10,127

  The Company believes that goodwill for the Urastar acquisition arose principally because of the following factors: (1) the going concern value implicit in the Company's ability to sustain and/or grow its business by increasing mineral reserves and mineral resources through new discoveries; and (2) the requirement to record a deferred tax liability for the difference between the assigned values and the tax bases of assets acquired and liabilities assumed in a business combination at amounts that do not reflect fair value.

  Pro forma results of operations for the Company assuming the acquisition of Urastar described above had occurred as of January 1, 2013 are detailed below. On a pro forma basis, there would have been no effect on the Company's consolidated revenues.

Year Ended December 31, 2013
Unaudited
Pro forma net loss for the year	$(409,020)
Pro forma net loss per share — basic	$(2.37)